Regulation	12 Months Ended
Dec. 31, 2025
Regulated Operations [Abstract]
Regulation	REGULATION
General
The earnings of the Corporation's regulated utilities are determined under cost of service ("COS") regulation, with some using performance-based rate setting ("PBR") mechanisms.

Under COS regulation, the regulator sets customer rates to permit a reasonable opportunity for the timely recovery of the estimated costs of providing service, including a fair rate of return on a deemed or targeted capital structure applied to an approved regulatory asset value ("rate base"). PBR mechanisms generally apply a formula that incorporates inflation and assumed productivity improvements for a set term.

The ability to recover prudently incurred costs of providing service and earn the regulator‑approved rate of return on common shareholders' equity ("ROE") and/or rate of return on rate base assets ("ROA") may depend on achieving the forecasts established in the rate-setting process. As well, the Corporation's regulated utilities, where applicable, are permitted by their respective regulators to flow through to customers, without markup, the cost of natural gas, fuel and/or purchased power through base customer rates and/or the use of rate stabilization and other mechanisms (Note 8). There can be varying degrees of regulatory lag between when costs are incurred and when they are reflected in customer rates.

Nature of Regulation		Allowed Common Equity (%)	Allowed ROE (1) (%)
Regulated Utility	Regulatory Authority		2025		2024	Significant Features
ITC	Federal Energy Regulatory Commission ("FERC")	60.0	10.73	(2)	10.73	Cost-based formula rates, with annual true-up mechanism (3) Incentive adders

TEP	Arizona Corporation Commission ("ACC")	54.3	9.55	(4)	9.55	COS regulation Historical test year
	FERC	(5)	9.79		9.79	Formula transmission rates
UNS Electric	ACC	53.7	9.75		9.75
UNS Gas	ACC	50.8	9.75	(4)	9.75

Central Hudson	New York State Public Service Commission ("PSC")	48.0	9.50	(6)	9.50	COS regulation Future test year

FortisBC Energy	British Columbia Utilities Commission ("BCUC")	45.0	9.65		9.65	COS regulation with formula components and incentives

FortisBC Electric	BCUC	41.0	9.65		9.65	Future test year

FortisAlberta	Alberta Utilities Commission ("AUC")	37.0	8.97		9.28	PBR, with formula to calculate ROE on an annual basis (7)

Newfoundland Power	Newfoundland and Labrador Board of Commissioners of Public Utilities	45.0	8.60		8.50	COS regulation Future test year

Maritime Electric	Island Regulatory and Appeals Commission	40.0	9.35		9.35	COS regulation Future test year

FortisOntario (8)	Ontario Energy Board	40.0	8.66-9.30		8.52-9.30	COS regulation with incentive mechanisms

Caribbean Utilities (9)	Utility Regulation and Competition Office	N/A	8.50-10.50		8.25-10.25	COS regulation Rate-cap adjustment mechanism based on published consumer price indices

(1)    ROA for Caribbean Utilities
(2)    Reflects the allowed common equity and ROE for ITCTransmission, METC, and ITC Midwest. The ROE above is inclusive of the base ROE as well as incentive adders totalling 0.75%
(3)    Annual true-up collected or refunded in rates within a two-year period
(4)     A general rate application is ongoing. See "Significant Regulatory Matters" below
(5)    The allowed common equity component for FERC transmission rates is formulaic, and is updated annually based on TEP's actual equity ratio
(6)    The PSC approved a three-year rate plan effective July 1, 2025, with the continuation of a 9.5% allowed ROE and 48% common equity component
(7)    The ROE for 2026 has been set at 9.02%
(8)    Two of FortisOntario's utilities follow COS regulation with incentive mechanisms, while the remaining utility is subject to a 35-year franchise agreement expiring in 2033
(9)    Operates under licences from the Government of the Cayman Islands. Its exclusive transmission and distribution licence is for an initial 20-year period, expiring in April 2028, with a provision for automatic renewal. Its non-exclusive generation licence is for a 25-year term, expiring in November 2039
Significant Regulatory Matters

ITC
Transmission Incentives: In 2021, FERC issued a supplemental notice of proposed rulemaking ("NOPR") on transmission incentives modifying the proposal in the initial NOPR released by FERC in 2020. The supplemental NOPR proposes to eliminate the 50-basis point regional transmission organization ("RTO") ROE incentive adder for RTO members that have been members for longer than three years. The timing and outcome of this proceeding are unknown.

UNS Energy
TEP General Rate Application: In June 2025, TEP filed a general rate application with the ACC requesting new rates effective September 1, 2026 using a December 31, 2024 test year, with post-test year adjustments through June 30, 2025. The application includes a proposal to phase-out or eliminate certain adjustor mechanisms, and requests an annual formulaic rate adjustment mechanism consistent with the ACC's approval of a formula rate policy statement in 2024.

The Residential Utility Consumer Office has challenged the ACC's authority to implement a formula rate framework through a policy statement, and in November 2025, the Arizona Court of Appeals ruled that the Residential Utility Consumer Office may proceed with its challenge. The timing and outcome of these regulatory and legal proceedings are unknown.

UNS Gas General Rate Application: In January 2026, an ACC Administrative Law Judge issued a Recommended Opinion and Order recommending an allowed ROE of 9.57% and a 56% common equity component of capital structure. The order also recommended an annual formulaic rate adjustment mechanism including a range of +/- 40 basis points around the allowed return, a 5% efficiency credit to incremental revenue requirement, and the exclusion of post-test year adjustments. Should the annual formulaic mechanism not be approved, the order recommended the use of adjustor mechanisms for the timely recovery of infrastructure investments and income tax changes. The Recommended Opinion and Order proposes implementation of new rates by March 1, 2026. The rate application remains subject to ACC approval which is anticipated in February 2026.

FortisAlberta
Third PBR Term Decision: In 2023, the AUC issued a decision establishing the parameters for the third PBR term for the period of 2024 through 2028. FortisAlberta sought permission to appeal the decision to the Court of Appeal of Alberta ("Court of Appeal") on the basis that the AUC erred in its decision to determine capital funding using 2018-2022 historical capital investments without consideration for funding of new capital programs included in the company's 2023 cost of service revenue requirement as approved by the AUC. In March 2025, the Court of Appeal granted FortisAlberta permission to appeal, which was heard in January 2026. A decision is expected in the third quarter of 2026.